Basis of Presentation (Details) (Aegean Bunkering USA, USD $) In Thousands, unless otherwise specified	Dec. 18, 2013
Aegean Bunkering USA
Business Acquisition [Line Items]
Consideration paid for acquisition, excluding inventory	$ 30,000
Inventories	$ 97,390